Consolidated statement of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statement of comprehensive income
Profit (loss)	R$ 1,292,300	R$ 1,367,025	R$ 910,408
Other comprehensive income that may be reclassified to the statement of income in subsequent periods
Currency translation adjustment	959	(425)	208
Loss on investments designated at fair value through OCI	(421)	(42)
Income tax and social contribution	143	14
Net other comprehensive income for the year	1,292,981	1,366,572	910,616
Attributable to
Equity holders of the parent	1,292,339	1,365,144	909,475
Non-controlling interests	642	1,428	1,141
Net income for the period	R$ 1,292,981	R$ 1,366,572	R$ 910,616